Leases (Tables)	12 Months Ended
Aug. 31, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to the Leases	Supplemental balance sheet information related to the leases are as follows:
	As of August 31,
	2022	2023
	RMB	RMB

ROU assets	1,453,833	1,549,447
Operating lease liabilities – current	104,515	125,447
Operating lease liabilities – non current	1,439,239	1,523,242
Weighted-average remaining lease term	13.45	12.81
Weight-average discount rate	4.17%	4.14%

Schedule of Components of Lease Costs	The components of lease costs of these operating leases from continuing operations are as follow:
	For the year ended August 31,
	2022	2023
	RMB	RMB

Operating lease cost for fixed payments	187,653	160,986
Short - term lease costs	8,414	5,869
Variable lease costs	2,324	13,320
Total lease costs	198,391	180,175

Schedule of Supplemental Cash Flow Information Related to the Operating Leases	Supplemental cash flow information related to the operating leases is as follows:
	For the year ended August 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	182,205	167,987

Schedule of Maturities of the Operating Lease Liabilities	The following table provides the maturities of the operating lease liabilities as of August 31, 2023:
Operating leases
Fiscal year ending
August 2024	191,105
August 2025	177,214
August 2026	171,639
August 2027	156,129
August 2028	148,018
August 2029 and thereafter	1,277,410
Total future undiscounted lease payments	2,121,515
Less: imputed interest	472,826
Total present value of operating lease liabilities	1,648,689